Dividends	6 Months Ended
Dec. 31, 2022
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Dividends

7.	Dividends

	Half year ended 31 Dec 2022		Half year ended 31 Dec 2021		Year ended 30 June 2022
	Per share US cents	Total US$M	Per share US cents	Total US$M	Per share US cents	Total US$M
Dividends paid during the period
Prior year final dividend	175.0	8,858	200.0	10,119	200.0	10,119
Interim dividend	N/A	–	N/A	–	150.0	7,601

	175.0	8,858	200.0	10,119	350.0	17,720

Dividends paid during the period differs from the amount of dividends paid in the
Consolidated
Cash Flow Statement as a result of foreign exchange gains and losses relating to the timing of equity distributions between the record date and the payment date. An additional derivative settlement of US$209 million was made as part of the funding of the final dividend and is disclosed in ‘Proceeds of cash management related instruments’ in the Consolidated Cash Flow Statement.
Each American Depositary Share represents two ordinary shares of BHP Group Limited. Dividends determined on each ADS represent twice the dividend determined on BHP Group Limited ordinary shares.
Dividends are determined after
period-end
and contained within the announcement of the results for the period. Interim dividends are determined in February and paid in March. Final dividends are determined in August and paid in September. Dividends determined are not recorded as a liability at the end of the period to which they relate. Subsequent to the half year, on
21
 February 2023, BHP Group Limited determined an interim ordinary dividend of 90 US cents per share (US$
4,559
million), which will be paid on
30
 March 2023 (31 December 2021: interim dividend of 150 US cents per share – US$7,593 million; 30 June 2022: final dividend of 175 US cents per share – US$8,857 million).
BHP Group Limited dividends for all periods presented are, or will be, fully franked based on a tax rate of 30 per cent.